Note 23 - Trade and Other Payables (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Contract liabilities not recognized at end of period	$ 0.3	$ 1.0	$ 1.1
Revenue that was included in contract liability balance at beginning of period	0.9	$ 0.9
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Statement Line Items [Line Items]
Operating expense	$ 0.4